DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive Gain	$ 303
Gain (loss) recognized in consolidated statements of operations	(766)	$ (191)	$ 815
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive Gain	303
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	1,772	261	110
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain recognized in Statements of Comprehensive Gain
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	$ (2,538)	$ (452)	$ 705